Leases (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Lessee Operating Leases [Line Items]
Summary Of Components Of Lease Cost
The components of lease cost were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Operating lease cost (1)	$48.7	$35.3	$42.1
Short-term lease cost (2)	96.2	145.0	233.1
Variable lease cost (3)	3.0	2.8	1.3

Total lease cost	$147.9	$183.1	$276.5

(1)
Operating lease cost amounts primarily represent the amortization of right-of-use
assets and are included in the “other amortization” line of the combined statements of cash flows. Amounts include costs capitalized during the period for leased assets used in the production of film and television programs.

(2)	Short-term lease cost primarily consists of leases of facilities and equipment associated with film and television productions and are capitalized when incurred.
(3)	Variable lease cost primarily consists of insurance, taxes, maintenance and other operating costs.

Summary Of Supplemental Balance Sheet Information Related To Leases
Supplemental balance sheet information related to leases was as follows:

Category	Balance Sheet Location	March 31, 2024	March 31, 2023
		(Amounts in millions)
Operating Leases
Right-of-use assets	Other assets -non-current	$344.3	$116.8

Lease liabilities (current)	Other accrued liabilities	$44.4	$37.7
Lease liabilities (non-current)	Other liabilities -non-current	329.7	96.4

		$ 374.1	$ 134.1

Summary Of Weighted Average In Operating Leases

	March 31, 2024	March 31, 2023
Weighted average remaining lease term (in years):
Operating leases	9.4	4.3
Weighted average discount rate:
Operating leases	5.37%	3.65%

Summary Of Expected Future Payments Relating To The Company's Lease Liabilities
The following is a reconciliation of future undiscounted cash flows to the operating liabilities, and the related right of use assets, included in our Condensed Combined Balance Sheets as of October 1, 2023:

(In thousands)	October 1, 2023
2023 (excluding the nine-month period ended October 1, 2023)	$2,007
2024	7,677
2025	7,745
2026	5,530
2027	5,208
2028 and thereafter	5,966

Total future lease payments	34,133
Less imputed interest	1,455

Present value of future operating lease payments	32,678
Less current portion of operating lease liabilities (1)	7,035

Non-current operating lease liability (2)	25,643

Operating lease right-of-use assets, net (3)	$29,233

(1)	Included in Accrued liabilities on the Condensed Combined Balance Sheets

(2)	Included in Other liabilities on the Condensed Combined Balance Sheets
(3)	Included in Operating lease right-of-use assets on the Condensed Combined Balance Sheets

The expected future payments relating to the Company’s lease liabilities at March 31, 2024 are as follows:

Operating Leases
(Amounts in millions)
Year ending March 31,
2025	$62.9
2026	56.1
2027	49.3
2028	49.2
2029	45.4
Thereafter	220.8

Total lease payments	483.7
Less imputed interest	(109.6)

Total	$374.1

LIONS GATE ENTERTAINMENT CORP [Member]
Lessee Operating Leases [Line Items]
Summary Of Components Of Lease Cost
The components of lease cost were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Operating lease cost (1)	$61.4	$48.4	$54.9
Short-term lease cost (2)	96.2	145.0	233.1
Variable lease cost (3)	3.4	3.1	1.4

Total lease cost	$161.0	$196.5	$289.4

(1)
Operating lease cost amounts primarily represent the amortization of right-of-use
assets and are included in the “other amortization” line of the consolidated statements of cash flows. Amounts include costs capitalized during the period for leased assets used in the production of film and television programs.

(2)	Short-term lease cost primarily consists of leases of facilities and equipment associated with film and television productions and are capitalized when incurred.
(3)	Variable lease cost primarily consists of insurance, taxes, maintenance and other operating costs.

	March 31, 2024	March 31, 2023
Weighted average remaining lease term (in years):
Operating leases	9.0	5.6
Weighted average discount rate:
Operating leases	5.24%	3.81%

Summary Of Supplemental Balance Sheet Information Related To Leases
Supplemental balance sheet information related to leases was as follows:

Category	Balance Sheet Location	March 31, 2024	March 31, 2023
Operating Leases		(Amounts in millions)
Right-of-use assets	Other assets - non-current	$388.8	169.0

Lease liabilities (current)	Other accrued liabilities	$53.4	47.4
Lease liabilities (non-current)	Other liabilities - non-current	385.1	159.2

		$438.5	206.6

Entertainment One Film And Television Business [Member]
Lessee Operating Leases [Line Items]
Summary Of Components Of Lease Cost
Information related to the Company’s leases for the nine months ended October 1, 2023 and September 25, 2022 is as follows:

(In thousands)	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,043	$7,697
Right-of-use assets obtained in exchange for lease:
Operating leases net of lease modifications	29,233	40,409
Weighted Average Remaining Lease Term:
Operating leases	4.9 years	5.6 years
Weighted Average Discount Rate:
Operating leases	1.8%	1.7%

Information related to the Company’s leases for the years ended December 25, 2022 and December 26, 2021 is as follows:

(In thousands)	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$10,100	$10,479
Right-of-use assets obtained in exchange for lease:
Operating leases net of lease modifications	38,233	48,531
Weighted Average Remaining Lease Term:
Operating leases	5.4 years	6.1 years
Weighted Average Discount Rate:
Operating leases	1.7%	1.7%

Summary Of Expected Future Payments Relating To The Company's Lease Liabilities
The following is a reconciliation of future undiscounted cash flows to the operating
liabilities, and the related right of use assets, included in our Combined Balance Sheets as of December 25, 2022:

(In thousands)	Year Ended December 25, 2022
2023	$8,991
2024	7,671
2025	7,739
2026	5,524
2027	5,203

(In thousands)	Year Ended December 25, 2022
2028 and thereafter	5,963

Total future lease payments	41,091
Less imputed interest	1,924

Present value of future operating lease payments	39,167
Less current portion of operating lease liabilities (1)	8,155

Non-current operating lease liability (2)	31,012

Operating lease right-of-use assets, net (3)	$38,233

(1)	Included in Accrued liabilities on the Combined Balance Sheets
(2)	Included in Other liabilities on the Combined Balance Sheets
(3)	Included in Operating lease right-of-use assets on the Combined Balance Sheets